Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 74,205	$ 31,057	$ 40,811
Prepaid expenses and other current assets	1,533	1,506	159
Total current assets	75,738	32,563	40,970
Mineral rights and properties, net	8,362	8,364	8,081
Construction in progress	33,294	25,625	12,765
Properties, plant and equipment, net	2,847	2,871	1,495
Reclamation bond deposit	1,086	1,086	1,085
Right of use asset	327	371	213
Other assets	6	6	0
Total assets	121,660	70,886	64,609
Current liabilities:
Accounts payable and accrued liabilities	9,394	7,212	1,594
Lease liabilities, current	161	164	91
Total current liabilities	9,555	7,376	1,685
Convertible note derivative liability	10,987	0
Long-term debt, net	31,632	148	93
Lease liabilities	170	211	125
Accrued reclamation liabilities	492	489	377
Total liabilities	52,836	8,224	2,280
Commitments and contingencies (Note 12)
Stockholders' Equity:
Common stock	434	433	384
Additional paid-in capital	171,148	169,593	101,179
Accumulated other comprehensive income (loss)		0	1,417
Retained earnings (accumulated deficit)	(102,758)	(107,364)	(40,651)
Total stockholders' equity	68,824	62,662	62,329
Total liabilities and stockholders' equity	$ 121,660	$ 70,886	$ 64,609